Other income, gains or loss - net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income, gains or loss - net
Net gain on financial assets at fair value through profit or loss	¥ 38,891	¥ 102,582	¥ 22,667
Gain on disposal of property, plant and equipment and intangible asset	13,267
Government grants	17,795
Guarantee gain/(loss), net (Note a)	(137,191)	(200,080)	1,526
Net foreign exchange loss	(8,569)	(10,951)
Fair value adjustment to derivatives	(244)	(2,438)
Interest income from shareholder for late capital injection		15,088
Gain on dilution of interest in associate (Note 14)		7,641
Gain on disposal of lease assets and derecognition of lease liabilities		5,232
Others	1,797	3,066	1,667
Other income, gains or loss-net	¥ (74,254)	¥ (79,860)	¥ 25,860